Shareholder Report, Average Annual Return (Details)	12 Months Ended
Nov. 30, 2025
C000254724 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.23%
Solactive GBS United States 1000 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.99%